SIGNIFICANT TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
Schedule of detailed information about business combination	The fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	79

Current assets
Cash and cash equivalents	2
Other current assets	1

Fair value of identifiable net assets	82

Goodwill resulting from acquisition	79

Purchase consideration	161
The following table shows the details of cash outflow during the six-month period ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	159
The provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date were as follows:

May 26, 2026
Non-current assets
Property and equipment	49
Intangible assets	11
Deferred tax assets	3

Current assets
Trade receivables and other assets	6

Cash and cash equivalents	2
Current liabilities	(11)

Non-current liabilities
Deferred tax liability	(8)
Other non-current liabilities	(1)

Fair value of identifiable net assets	51

Goodwill resulting from acquisition	19

Purchase consideration	70
The following table shows the details of cash outflow during six-month period ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Cash consideration	70
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	68
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total purchase consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the six months ended June 30, 2025:

June 30, 2025
Cash consideration	146
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	134

Schedule of detailed information about disposals	The following table shows the results for the Deodar sale transaction that are accounted for in these financials as of June 30:

2025
Sale consideration	548
Carrying amount of net assets at disposal *	(200)
Gain on sale before reclassification of foreign currency translation reserve and sale and lease back implication	348
Right of use assets recognized	333
Lease liabilities recognized	(633)
Reclassification of foreign currency translation reserve	454
Gain on disposal	502

Deferred tax asset, net	109
* Net assets include US$7 relating to cash and cash equivalents at disposal.
The following table shows the assets and liabilities disposed on June 3, 2025 relating to Deodar operations as of:

June 3, 2025
Non-current assets
Property and equipment	92
Goodwill	58
Deferred tax assets	65
Other non-current assets	1
Current assets
Trade and other receivables	357
Other current assets	65
Total assets disposed	638

Non-current liabilities
Debt and derivatives	27
Other non-current liabilities	9
Current liabilities
Trade and other payables	388
Debt and derivatives	14
Total liabilities disposed	438